Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Line Items]
Weighted average remaining lease term	4 years	8 months 1 day
Weighted average discount rate	3.85%	4.75%
Rental expense	$ 435,901	$ 153,754
Minimum [Member]
Leases [Line Items]
Operating lease term	3 years
Maximum [Member]
Leases [Line Items]
Operating lease term	5 years